Income tax expense - Tax rate (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax [Abstract]
Income before income tax		$ 11,259	$ 3,502	$ 113,816
Tax benefit/ (expense) calculated for each company		4,978	11,008	(41,342)
Adjustments
Non-taxable income		30,387	20,455	12,682
Expenses related to non-taxable income		(20,732)	(16,960)	(24,762)
Non-deductible expenses		(6,811)	(9,803)	(8,799)
Effect of tax inflation adjustment		(31,202)	0	0
Effect of inflation adjustment		3,332	(20,152)	0
Effect of asset revaluation for tax purposes		70,544	0	0
Asset revaluation for tax purpose - Current tax		(11,876)	0	0
Tax incentive		901	424	1,665
Income tax rate change	[1]	(188)	171	12,533
Other		(56,412)	756	1,098
Income tax expense		$ (17,079)	$ (14,101)	$ (46,925)

[1]	On December 29, 2017, the National Executive Office of Argentina issued Law 27.430 - Income Tax. This law has introduced several changes in the treatment of income tax whose key components are the following: Income Tax Rate: The Income Tax rate for Argentine companies will be gradually reduced from 35% to 30% for fiscal years starting from January 1, 2018 until December 31, 2019 and to 25% for fiscal years beginning on or after January 1, 2020, inclusive.